Long-term Debt, Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-Term Debt [Line Items]
2021	$ 31,277
2022	23,361
2023	20,584
2024	13,597
2025	16,804
Thereafter	107,327
Total	212,950	$ 228,191
Net increase (decrease) in long-term debt	(15,200)
Proceeds from issuance of long-term debt	38,136	53,381	$ 47,595
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2021	9,057
2022	6,054
2023	4,709
2024	228
2025	488
Thereafter	6,594
Total	27,130	72,524
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	6,865
2022	4,877
2023	2,904
2024	5
2025	191
Thereafter	241
Total	15,083
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	0
2022	0
2023	1,105
2024	0
2025	172
Thereafter	4,498
Total	5,775
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
Thereafter	375
Total	375
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	2,192
2022	1,177
2023	700
2024	223
2025	125
Thereafter	1,480
Total	5,897
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2021	1,892
2022	202
2023	516
2024	125
2025	440
Thereafter	433
Total	3,608	2,888
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	1,892
2022	202
2023	516
2024	125
2025	440
Thereafter	401
Total	3,576
Other Consolidated Subsidiaries [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
Thereafter	32
Total	32
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2021	20,328
2022	17,105
2023	15,359
2024	13,244
2025	15,876
Thereafter	100,300
Total	182,212	152,779
Proceeds from issuance of long-term debt	34,918	$ 20,369	$ 1,876
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	20,328
2022	17,105
2023	11,609
2024	12,480
2025	14,742
Thereafter	74,362
Total	150,626
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	0
2022	0
2023	3,750
2024	764
2025	1,134
Thereafter	24,226
Total	29,874
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
Thereafter	1,712
Total	$ 1,712